UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares		Value
COMMON STOCKS (49.2%)

	ADVERTISING (0.0%)
5,000	Monster Worldwide, Inc. *	$40,750
	AEROSPACE/DEFENSE (0.7%)
5,000	Boeing Co. (The)	177,900
10,000	General Dynamics Corp.	415,900
10,000	Goodrich Corp.	378,900
6,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	172,680
15,000	Northrop Grumman Corp.	654,600
10,000	Rockwell Collins, Inc.	326,400
		2,126,380
	AIR TRANSPORT (0.2%)
15,000	Continental Airlines, Inc. Class B *	132,150
10,000	FedEx Corp.	444,900
15,000	Southwest Airlines Co.	94,950
		672,000
	APPAREL (0.1%)
15,000	Phillips-Van Heusen Corp.	340,200
	AUTO & TRUCK (0.2%)
20,000	Honda Motor Co. Ltd. ADR	474,000
6,000	Navistar International Corp. *	200,760
		674,760
	AUTO PARTS (0.2%)
11,000	Autoliv, Inc.	204,270
8,000	Eaton Corp.	294,880
16,000	Johnson Controls, Inc.	192,000
		691,150
	BANK (1.1%)
30,000	Bank of America Corp.	204,600
14,000	Bank of New York Mellon Corp.	395,500
10,000	Cullen/Frost Bankers, Inc.	469,400
24,000	JPMorgan Chase & Co.	637,920
5,000	M&T Bank Corp.	226,200
18,000	PNC Financial Services Group, Inc.	527,220
10,000	State Street Corp.	307,800
30,000	Wells Fargo & Co.	427,200
		3,195,840
	BANK - CANADIAN (0.3%)
12,000	Bank of Nova Scotia	294,240
12,000	Toronto-Dominion Bank (The)	414,960
		709,200
	BANK - FOREIGN (0.0%)
11,500	Itau Unibanco Banco Multiplo S.A. ADR	125,122
	BANK - MIDWEST (0.1%)
20,000	U.S. Bancorp	292,200
	BEVERAGE - ALCOHOLIC (0.2%)
15,000	Constellation Brands, Inc. Class A *	178,500
14,000	Molson Coors Brewing Co. Class B	479,920
		658,420

Shares		Value
	BEVERAGE - SOFT DRINK (1.0%)
20,000	Cadbury PLC ADR	$606,000
18,000	Coca-Cola Co. (The)	791,100
20,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	681,200
15,000	Dr. Pepper Snapple Group, Inc. *	253,650
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	25,210
10,000	PepsiCo, Inc.	514,800
		2,871,960
	BUILDING MATERIALS (0.1%)
10,000	Fluor Corp.	345,500
5,000	Owens Corning, Inc. *	45,200
		390,700
	CABLE TV (0.3%)
10,000	Cablevision Systems Corp. NY Group A	129,400
25,000	DIRECTV Group, Inc. (The) *	569,750
20,000	DISH Network Corp. Class A *	222,200
1,673	Time Warner Cable, Inc.	41,501
		962,851
	CANADIAN ENERGY (0.6%)
15,000	Canadian Natural Resources Ltd.	578,400
15,000	EnCana Corp.	609,150
20,000	Pengrowth Energy Trust	111,600
10,000	Petro-Canada	265,800
10,000	Suncor Energy, Inc.	222,100
		1,787,050
	CEMENT & AGGREGATES (0.0%)
20,000	Cemex S.A. de C.V. ADR *	125,000
	CHEMICAL - BASIC (0.3%)
10,000	Agrium, Inc.	357,900
15,000	Dow Chemical Co. (The)	126,450
20,000	E.I. du Pont de Nemours & Co.	446,600
		930,950
	CHEMICAL - DIVERSIFIED (0.5%)
3,000	Cabot Corp.	31,530
10,000	Cytec Industries, Inc.	150,200
12,000	Pall Corp.	245,160
10,000	Sociedad Quimica y Minera de Chile S.A. ADR	265,600
24,000	Veolia Environnement ADR	501,600
20,000	Zoltek Companies, Inc. *	136,200
		1,330,290
	CHEMICAL - SPECIALTY (1.0%)
10,000	Arch Chemicals, Inc.	189,600
16,000	Ashland, Inc.	165,280
10,000	Ceradyne, Inc. *	181,300
10,000	Lorillard, Inc.	617,400
20,000	Lubrizol Corp. (The)	680,200
3,000	Millipore Corp. *	172,230
12,000	Mosaic Co. (The)	503,760
10,000	OM Group, Inc. *	193,200
2,000	Syngenta AG ADR	80,220
		2,783,190

Value Line Income and Growth Fund, Inc.

March 31, 2009

Shares		Value
	COAL (0.2%)
10,000	Joy Global, Inc.	$213,000
8,000	Peabody Energy Corp.	200,320
		413,320
	COMPUTER & PERIPHERALS (1.2%)
3,000	Apple, Inc. *	315,360
30,000	Dell, Inc. *	284,400
30,000	EMC Corp. *	342,000
20,000	Hewlett-Packard Co.	641,200
10,000	International Business Machines Corp.	968,900
10,000	Logitech International S.A. *	102,800
10,000	Maxwell Technologies, Inc. *	69,500
15,000	NetApp, Inc. *	222,600
20,000	Western Digital Corp. *	386,800
		3,333,560
	COMPUTER SOFTWARE & SERVICES (3.0%)
18,000	Accenture Ltd. Class A	494,820
20,000	Adobe Systems, Inc. *	427,800
15,000	Affiliated Computer Services, Inc. Class A *	718,350
15,000	Automatic Data Processing, Inc.	527,400
20,000	BMC Software, Inc. *	660,000
15,000	CA, Inc.	264,150
20,000	Check Point Software Technologies Ltd. *	444,200
25,000	Cognizant Technology Solutions Corp. Class A *	519,750
22,000	Computer Sciences Corp. *	810,480
10,000	DST Systems, Inc. *	346,200
15,000	Infosys Technologies Ltd. ADR	399,450
75,000	Microsoft Corp.	1,377,750
30,000	Oracle Corp. *	542,100
12,000	SAP AG ADR	423,480
15,000	Sybase, Inc. *	454,350
20,000	Symantec Corp. *	298,800
		8,709,080
	DIVERSIFIED COMPANIES (1.5%)
20,000	ABB Ltd. ADR	278,800
16,000	Crane Co.	270,080
11,000	Danaher Corp.	596,420
15,000	Fortune Brands, Inc.	368,250
20,000	Honeywell International, Inc.	557,200
8,000	ITT Corp.	307,760
15,000	Parker Hannifin Corp.	509,700
15,000	Pentair, Inc.	325,050
7,200	PICO Holdings, Inc. *	216,504
14,000	Teleflex, Inc.	547,260
2,000	Textron, Inc.	11,480
10,000	United Technologies Corp.	429,800
		4,418,304
	DRUG (2.9%)
10,000	Biogen Idec, Inc. *	524,200
25,000	Bristol-Myers Squibb Co.	548,000
15,000	Eli Lilly & Co.	501,150
24,000	Forest Laboratories, Inc. *	527,040
16,000	Genzyme Corp. *	950,240

Shares		Value
10,000	GlaxoSmithKline PLC ADR	$310,700
27,000	King Pharmaceuticals, Inc. *	190,890
20,000	Merck & Co., Inc.	535,000
10,000	Novartis AG ADR	378,300
35,000	Pfizer, Inc.	476,700
22,000	Sanofi-Aventis ADR	614,460
5,000	Schering-Plough Corp.	117,750
28,763	Teva Pharmaceutical Industries Ltd. ADR	1,295,773
30,000	Watson Pharmaceuticals, Inc. *	933,300
10,000	Wyeth	430,400
		8,333,903
	ELECTRICAL EQUIPMENT (1.2%)
2,000	American Science & Engineering, Inc.	111,600
5,000	Baldor Electric Co.	72,450
15,000	Belden CDT, Inc.	187,650
25,000	Corning, Inc.	331,750
15,000	Emerson Electric Co.	428,700
1,000	Garmin Ltd.	21,210
10,000	General Cable Corp. *	198,200
50,000	General Electric Co.	505,500
15,000	Rockwell Automation, Inc.	327,600
5,000	Siemens AG ADR	284,850
10,000	Sterlite Industries (India) Ltd. ADR	70,700
20,000	Thomas & Betts Corp. *	500,400
8,000	Ultralife Batteries, Inc. *	61,840
10,000	WESCO International, Inc. *	181,200
		3,283,650
	ELECTRICAL UTILITY - CENTRAL (0.9%)
30,000	ALLETE, Inc.	800,700
20,000	American Electric Power Company, Inc.	505,200
20,000	CenterPoint Energy, Inc.	208,600
25,000	OGE Energy Corp.	595,500
30,000	Westar Energy, Inc.	525,900
		2,635,900
	ELECTRICAL UTILITY - EAST (2.0%)
32,000	Dominion Resources, Inc.	991,680
17,000	Exelon Corp.	771,630
15,000	FirstEnergy Corp.	579,000
45,000	Pepco Holdings, Inc.	561,600
14,000	PPL Corp.	401,940
15,000	Progress Energy, Inc.	543,900
40,000	Southern Co.	1,224,800
45,000	TECO Energy, Inc.	501,750
		5,576,300
	ELECTRICAL UTILITY - WEST (0.7%)
25,000	IDACORP, Inc.	584,000
15,000	Sempra Energy	693,600
40,000	Xcel Energy, Inc.	745,200
		2,022,800
	ELECTRONICS (1.1%)
15,000	Arrow Electronics, Inc. *	285,900
24,000	Avnet, Inc. *	420,240
20,000	AVX Corp.	181,600

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
15,000	Celestica, Inc. *	$53,400
5,000	Harris Corp.	144,700
20,000	LaserCard Corp. *	48,800
5,000	MEMC Electronic Materials, Inc. *	82,450
10,000	PG&E Corp.	382,200
20,000	Pinnacle West Capital Corp.	531,200
20,000	Plantronics, Inc.	241,400
20,000	Plexus Corp. *	276,400
25,000	Tyco Electronics Ltd.	276,000
15,000	Tyco International Ltd.	293,400
5,000	Valence Technology, Inc. *	10,650
		3,228,340
	ENTERTAINMENT (0.2%)
20,000	CBS Corp. Class B	76,800
2,500	IAC/InterActiveCorp *	38,075
6,667	Time Warner, Inc.	128,667
22,000	Walt Disney Co. (The)	399,520
		643,062
	ENTERTAINMENT TECHNOLOGY (0.1%)
30,000	Avid Technology, Inc. *	274,200
	ENVIRONMENTAL (0.6%)
20,000	American Ecology Corp.	278,800
15,000	Republic Services, Inc.	257,250
15,000	Tetra Tech, Inc. *	305,700
12,000	Waste Connections, Inc. *	308,400
25,000	Waste Management, Inc.	640,000
		1,790,150
	FINANCIAL SERVICES - DIVERSIFIED (1.5%)
20,000	AllianceBernstein Holding L.P.	294,400
10,000	American Express Co.	136,300
20,000	Ameriprise Financial, Inc.	409,800
10,000	Citigroup, Inc.	25,300
15,000	Credit Suisse Group ADR	457,350
5,000	Federated Investors, Inc. Class B	111,300
8,000	Franklin Resources, Inc.	430,960
10,000	Hartford Financial Services Group, Inc. (The)	78,500
3,333	HSBC Holdings PLC ADR	94,057
20,000	ING Groep N.V. ADR	108,800
30,000	Invesco Ltd.	415,800
20,000	Lender Processing Services, Inc.	612,200
15,000	Leucadia National Corp. *	223,350
25,000	Loews Corp.	552,500
12,000	Nasdaq OMX Group, Inc. (The) *	234,960
15,000	Principal Financial Group, Inc.	122,700
		4,308,277
	FOOD PROCESSING (1.9%)
17,000	Archer-Daniels-Midland Co.	472,260
7,000	Bunge Ltd.	396,550

Shares		Value
15,000	Campbell Soup Co.	$410,400
20,000	ConAgra Foods, Inc.	337,400
15,000	Corn Products International, Inc.	318,000
10,000	Diageo PLC ADR	447,500
15,000	General Mills, Inc.	748,200
12,000	H.J. Heinz Co.	396,720
15,000	Hormel Foods Corp.	475,650
25,000	Kraft Foods, Inc. Class A	557,250
25,000	Sara Lee Corp.	202,000
20,000	Smithfield Foods, Inc. *	189,200
20,000	Unilever PLC ADR	378,600
		5,329,730
	FOOD WHOLESALERS (0.2%)
25,000	Sysco Corp.	570,000
	FOREIGN ELECTRONICS (0.2%)
25,000	Koninklijke Philips Electronics N.V.	371,750
5,000	Sony Corp. ADR	103,150
		474,900
	FOREIGN TELECOMMUNICATIONS (0.5%)
30,000	Deutsche Telekom AG ADR	370,500
10,000	Telecom Corporation of New Zealand Ltd. ADR	65,100
10,000	Telefonica S.A. ADR	596,200
15,000	Vodafone Group PLC ADR	261,300
		1,293,100
	FURNITURE/HOME FURNISHINGS (0.1%)
8,000	Mohawk Industries, Inc. *	238,960
15,000	Tempur-Pedic International, Inc.	109,500
		348,460
	GROCERY (0.3%)
30,000	Safeway, Inc.	605,700
20,000	Whole Foods Market, Inc.	336,000
		941,700
	HEALTH CARE INFORMATION SYSTEMS (0.1%)
30,000	IMS Health, Inc.	374,100
	HEAVY CONSTRUCTION (0.0%)
5,000	KHD Humboldt Wedag International Ltd. *	34,550
	HOME APPLIANCES (0.2%)
15,000	Black & Decker Corp. (The)	473,400
5,000	Whirlpool Corp.	147,950
		621,350
	HOTEL/GAMING (0.0%)
20,000	Orient-Express Hotels Ltd. Class A	82,000

Value Line Income and Growth Fund, Inc.

March 31, 2009

Shares		Value
10,000	Wyndham Worldwide Corp.	$42,000
		124,000
	HOUSEHOLD PRODUCTS (0.3%)
25,000	Newell Rubbermaid, Inc.	159,500
12,000	Procter & Gamble Co. (The)	565,080
		724,580
	INDUSTRIAL SERVICES (0.3%)
20,000	Amdocs Ltd. *	370,400
15,000	CSG Systems International, Inc. *	214,200
15,000	G&K Services, Inc. Class A	283,650
		868,250
	INFORMATION SERVICES (0.2%)
7,000	Dun & Bradstreet Corp. (The)	539,000
	INSURANCE - LIFE (0.3%)
6,000	Lincoln National Corp.	40,140
20,000	Manulife Financial Corp.	224,000
12,000	MetLife, Inc.	273,240
12,000	Prudential Financial, Inc.	228,240
15,000	Unum Group	187,500
		953,120
	INSURANCE - PROPERTY & CASUALTY (0.7%)
6,000	ACE Ltd.	242,400
20,000	American Financial Group, Inc.	321,000
20,000	Berkley (W.R.) Corp.	451,000
4	Berkshire Hathaway, Inc. Class A *	346,800
20,000	HCC Insurance Holdings, Inc.	503,800
		1,865,000
	INTERNET (0.4%)
2,500	Google, Inc. Class A *	870,150
20,000	Yahoo!, Inc. *	256,200
		1,126,350
	MACHINERY (1.3%)
15,000	AGCO Corp. *	294,000
10,000	Briggs & Stratton Corp.	165,000
10,000	Caterpillar, Inc.	279,600
5,000	CIRCOR International, Inc.	112,600
15,000	CNH Global N.V.	155,700
5,000	Cummins, Inc.	127,250
14,000	Curtiss-Wright Corp.	392,700
15,000	Dover Corp.	395,700
8,000	Flowserve Corp.	448,960
15,000	Foster Wheeler AG *	262,050
20,000	Ingersoll-Rand Company Ltd. Class A	276,000
10,000	Lincoln Electric Holdings, Inc.	316,900
10,000	Terex Corp. *	92,500
25,000	Watts Water Technologies, Inc. Class A	489,000
		3,807,960
	MARITIME (0.2%)
5,000	Alexander & Baldwin, Inc.	95,150
8,000	DryShips, Inc.	40,720
6,000	Excel Maritime Carriers Ltd.	27,120

Shares		Value
12,000	Gulfmark Offshore, Inc. *	$286,320
15,000	TBS International Ltd. Class A *	110,250
		559,560
	MEDICAL SERVICES (1.2%)
35,000	Coventry Health Care, Inc. *	452,900
20,000	Health Net, Inc. *	289,600
12,000	Laboratory Corporation of America Holdings *	701,880
20,000	Lincare Holdings, Inc. *	436,000
20,000	PSS World Medical, Inc. *	287,000
20,000	Quest Diagnostics, Inc.	949,600
10,000	UnitedHealth Group, Inc.	209,300
10,000	WellCare Health Plans, Inc. *	112,500
		3,438,780
	MEDICAL SUPPLIES (3.0%)
6,000	Alcon, Inc.	545,460
10,000	Baxter International, Inc.	512,200
10,000	Becton, Dickinson & Co.	672,400
9,000	Bio-Rad Laboratories, Inc. Class A *	593,100
5,000	Boston Scientific Corp. *	39,750
15,000	Covidien Ltd.	498,600
15,000	Immucor, Inc. *	377,250
5,000	Intuitive Surgical, Inc. *	476,800
16,000	Inverness Medical Innovations, Inc. *	426,080
30,000	Johnson & Johnson	1,578,000
15,000	Kinetic Concepts, Inc. *	316,800
11,067	Life Technologies Corp. *	359,456
15,000	Medtronic, Inc.	442,050
15,000	STERIS Corp.	349,200
20,000	Varian Medical Systems, Inc. *	608,800
18,000	Zimmer Holdings, Inc. *	657,000
		8,452,946
	METALS & MINING DIVERSIFIED (0.7%)
15,000	Alcoa, Inc.	110,100
15,000	Alliance Resource Partners, L.P.	436,500
12,000	BHP Billiton Ltd. ADR	535,200
10,000	Cameco Corp.	171,700
10,000	Companhia Vale do Rio Doce ADR	133,000
9,000	Freeport-McMoRan Copper & Gold, Inc.	342,990
1,000	Rio Tinto PLC ADR	134,060
15,000	Titanium Metals Corp.	82,050
		1,945,600
	METALS FABRICATING (0.2%)
20,000	Chicago Bridge & Iron Co. N.V.	125,400
15,000	Kennametal, Inc.	243,150
5,000	Trinity Industries, Inc.	45,700
		414,250
	NATURAL GAS - DISTRIBUTION (0.4%)
10,000	Atlas Pipeline Partners L.P.	39,200
20,000	Energy Transfer Equity, L.P.	422,600
20,000	Enterprise Products Partners, L.P.	445,000

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
21,000	Ferrellgas Partners, L.P.	$281,400
		1,188,200
	NATURAL GAS - DIVERSIFIED (0.9%)
5,000	Cabot Oil & Gas Corp.	117,850
15,000	Devon Energy Corp.	670,350
20,000	El Paso Corp.	125,000
10,000	Energen Corp.	291,300
15,000	MarkWest Energy Partners L.P.	173,850
20,000	National Fuel Gas Co.	613,400
23,000	Newfield Exploration Co. *	522,100
		2,513,850
	NEWSPAPER (0.1%)
35,000	News Corp. Class B	269,500
	OFFICE EQUIPMENT & SUPPLIES (0.1%)
15,000	Lexmark International, Inc. Class A *	253,050
20,000	Xerox Corp.	91,000
		344,050
	OIL/GAS DISTRIBUTION (0.2%)
7,000	Energy Transfer Partners L.P.	258,230
20,000	Linn Energy LLC	298,000
		556,230
	OILFIELD SERVICES/EQUIPMENT (1.3%)
10,000	Atwood Oceanics, Inc. *	165,900
1,000	Compagnie Generale de Geophysique-Veritas ADR *	11,540
10,000	Complete Production Services, Inc. *	30,800
5,000	Diamond Offshore Drilling, Inc.	314,300
24,000	ENSCO International, Inc.	633,600
10,000	Nabors Industries Ltd. *	99,900
20,000	National-Oilwell Varco, Inc. *	574,200
15,000	Noble Corp.	361,350
15,000	Patterson-UTI Energy, Inc.	134,400
5,000	Pride International, Inc. *	89,900
25,000	Rowan Companies, Inc.	299,250
10,000	Smith International, Inc.	214,800
15,000	Transocean Ltd. *	882,600
		3,812,540
	PAPER & FOREST PRODUCTS (0.1%)
10,000	International Paper Co.	70,400
8,000	Weyerhaeuser Co.	220,560
		290,960
	PETROLEUM - INTEGRATED (1.6%)
14,000	Chevron Corp.	941,360
14,000	ConocoPhillips	548,240
16,000	Exxon Mobil Corp.	1,089,600
20,000	Marathon Oil Corp.	525,800

Shares		Value
8,000	Murphy Oil Corp.	$358,160
8,000	Petroleo Brasileiro S.A. ADR	243,760
2,000	Sasol Ltd. ADR	57,900
10,000	Tesoro Corp.	134,700
12,000	Total S.A. ADR	588,720
		4,488,240
	PETROLEUM - PRODUCING (0.4%)
11,000	Apache Corp.	704,990
20,000	Plains Exploration & Production Co. *	344,600
2,000	St. Mary Land & Exploration Co.	26,460
10,000	Swift Energy Co. *	73,000
		1,149,050
	PHARMACY SERVICES (0.2%)
25,000	CVS Caremark Corp.	687,250
	POWER (0.1%)
6,000	SunPower Corp. Class A *	142,680
	PRECIOUS METALS (0.6%)
11,000	AngloGold Ashanti Ltd. ADR	404,360
15,000	Barrick Gold Corp.	486,300
30,000	Harmony Gold Mining Company Ltd. ADR *	328,200
5,000	Newmont Mining Corp.	223,800
25,000	Yamana Gold, Inc.	231,250
		1,673,910
	PRECISION INSTRUMENT (0.4%)
20,000	OSI Systems, Inc. *	305,200
25,000	PerkinElmer, Inc.	319,250
15,000	Thermo Fisher Scientific, Inc. *	535,050
		1,159,500
	R.E.I.T. (0.3%)
2,000	AvalonBay Communities, Inc.	94,120
3,000	Boston Properties, Inc.	105,090
3,000	Hospitality Properties Trust	36,000
15,000	Host Hotels & Resorts, Inc.	58,800
6,000	Regency Centers Corp.	159,420
10,000	Simon Property Group, Inc.	346,400
10,000	Starwood Hotels & Resorts Worldwide, Inc.	127,000
		926,830
	RAILROAD (0.7%)
6,000	Burlington Northern Santa Fe Corp.	360,900
14,000	Canadian National Railway Co.	496,300
10,000	Canadian Pacific Railway Ltd.	296,300
18,000	CSX Corp.	465,300
10,000	Norfolk Southern Corp.	337,500
		1,956,300

Value Line Income and Growth Fund, Inc.

March 31, 2009

Shares		Value
	RECREATION (0.3%)
15,000	Carnival Corp.	$324,000
14,000	Harley-Davidson, Inc.	187,460
15,000	Mattel, Inc.	172,950
12,000	Polaris Industries, Inc.	257,280
		941,690
	RESTAURANT (0.1%)
5,000	CKE Restaurants, Inc.	42,000
15,000	Starbucks Corp. *	166,650
		208,650
	RETAIL - SPECIAL LINES (0.7%)
10,000	Abercrombie & Fitch Co. Class A	238,000
10,000	AnnTaylor Stores Corp. *	52,000
12,000	Best Buy Co., Inc.	455,520
15,000	Cabela’s, Inc. *	136,650
20,000	Interface, Inc. Class A	59,800
25,000	NBTY, Inc. *	352,000
20,000	PetSmart, Inc.	419,200
16,000	RadioShack Corp.	137,120
10,000	Tiffany & Co.	215,600
		2,065,890
	RETAIL BUILDING SUPPLY (0.2%)
20,000	Home Depot, Inc. (The)	471,200
	RETAIL STORE (0.6%)
12,000	Target Corp.	412,680
25,000	Wal-Mart Stores, Inc.	1,302,500
		1,715,180
	SECURITIES BROKERAGE (0.5%)
10,000	Charles Schwab Corp. (The)	155,000
2,000	Goldman Sachs Group, Inc. (The)	212,040
15,000	Legg Mason, Inc.	238,500
20,000	Morgan Stanley	455,400
15,000	NYSE Euronext	268,500
		1,329,440
	SEMICONDUCTOR (0.6%)
15,000	Analog Devices, Inc.	289,050
5,000	Canadian Solar, Inc. *	29,900
30,000	Intel Corp.	451,500
5,000	International Rectifier Corp. *	67,550
20,000	Linear Technology Corp.	459,600
15,000	NVIDIA Corp. *	147,900
15,000	Texas Instruments, Inc.	247,650
		1,693,150
	STEEL - GENERAL (0.1%)
10,000	Nucor Corp.	381,700
	STEEL - INTEGRATED (0.2%)
30,000	Mueller Water Products, Inc. Class A	99,000
4,000	POSCO ADR	267,320
12,000	United States Steel Corp.	253,560
		619,880

Shares		Value
	TELECOMMUNICATION SERVICES (0.8%)
22,000	AT&T, Inc.	$554,400
10,000	BT Group PLC ADR	111,700
10,000	Dycom Industries, Inc. *	57,900
8,000	Embarq Corp.	302,800
10,000	Millicom International Cellular S.A.	370,400
20,000	Turkcell Iletisim Hizmetleri AS ADR	245,800
16,000	Verizon Communications, Inc.	483,200
5,000	Vimpel-Communications ADR	32,700
		2,158,900
	TELECOMMUNICATIONS EQUIPMENT (0.6%)
40,000	Cisco Systems, Inc. *	670,800
10,000	Harmonic, Inc. *	65,000
10,000	Motorola, Inc.	42,300
30,000	Nokia Oyj ADR	350,100
10,000	Polycom, Inc. *	153,900
8,000	QUALCOMM, Inc.	311,280
		1,593,380
	TRUCKING (0.1%)
12,000	Ryder System, Inc.	339,720
	WATER UTILITY (0.5%)
20,000	American States Water Co.	726,400
14,000	California Water Service Group	586,040
		1,312,440
	WIRELESS NETWORKING (0.2%)
10,000	Itron, Inc. *	473,500
	TOTAL COMMON STOCKS (Cost $174,322,328)	140,949,955

PREFERRED STOCKS (0.2%)

	ELECTRICAL EQUIPMENT (0.0%)
2,000	General Electric Capital Corp. 4 1/2% (1)	38,780
	FINANCIAL SERVICES - DIVERSIFIED (0.1%)
15,100	HSBC Holdings PLC Seres A 6 1/5%	224,839
	INSURANCE - LIFE (0.0%)
5,000	MetLife, Inc. Series B 6 1/2%	73,350
	R.E.I.T. (0.1%)
20,000	Health Care REIT, Inc. Series F 7 5/8%	386,400
	TOTAL PREFERRED STOCKS (Cost $1,046,585)	723,369

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (25.2%)

$7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,044,296
6,686,280	U.S. Treasury Notes, 0.88%, 4/15/10 (2)	6,661,207

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	$4,316,248
6,381,720	U.S. Treasury Notes, 2.38%, 4/15/11 (2)	6,547,249
6,242,220	U.S. Treasury Notes, 2.00%, 4/15/12 (2)	6,431,434
3,256,080	U.S. Treasury Notes, 1.88%, 7/15/15 (2)	3,346,638
20,000,000	United States Treasury Bill, 0.18%, 6/4/09 (3)	19,993,780
18,000,000	United States Treasury Bill, 0.15%, 6/25/09 (3)	17,993,628
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,664,095)	72,334,480

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)

3,000,000	Federal Farm Credit Bank, 4.38%, 6/23/11	3,022,359
3,000,000	Federal Farm Credit Bank, 4.10%, 5/15/13	3,010,545
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	2,057,380
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,128,112
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	3,025,899
2,000,000	Federal Home Loan Bank, 4.55%, 6/19/13	2,015,364
2,000,000	Federal Home Loan Bank, 4.90%, 7/22/13	2,023,680
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	2,044,628
993,149	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	1,012,856
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,995,949)	21,340,823

CORPORATE BONDS & NOTES (6.2%)

	ELECTRICAL EQUIPMENT (0.5%)
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	975,546
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	596,118
		1,571,664
	FOOD PROCESSING (0.4%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	1,000,000
	HOTEL/GAMING (0.3%)
1,000,000	Marriott International, 5.81%, 11/10/15	820,370
	MACHINERY (0.3%)
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	903,344
	MEDICAL SERVICES (0.3%)
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	841,285
	MEDICAL SUPPLIES (0.4%)
1,250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	1,243,085

Principal Amount		Value
	METALS & MINING DIVERSIFIED (1.0%)
$1,000,000	Alcoa, Inc., 6.00%, 7/15/13	$798,876
1,000,000	Freeport-McMoRan Copper & Gold, Inc., Senior Notes, 6.88%, 2/1/14	980,990
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	967,977
		2,747,843
	OFFICE EQUIPMENT & SUPPLIES (0.4%)
1,000,000	Staples, Inc., Senior Notes, 9.75%, 1/15/14	1,047,855
	OIL/GAS DISTRIBUTION (0.3%)
1,000,000	Pacific Energy Partners L.P. / Pacific Energy Finance Corp., 6.25%, 9/15/15	859,530
	PETROLEUM - INTEGRATED (0.4%)
1,000,000	Valero Energy Corp., 6.88%, 4/15/12	1,009,935
	PETROLEUM - PRODUCING (0.3%)
1,000,000	Anadarko Petroleum Corp., Senior Notes, 7.63%, 3/15/14	994,603
	R.E.I.T. (0.3%)
1,000,000	Simon Property Group L.P., 10.35%, 4/1/19	973,357
	RETAIL STORE (0.6%)
1,000,000	J.C. Penney Corp., Inc., 8.00%, 3/1/10	1,000,705
1,025,000	Macy’s Retail Holdings, Inc., 5.88%, 1/15/13	779,295
		1,780,000
	SECURITIES BROKERAGE (0.0%)
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (4)	93,750
	SEMICONDUCTOR (0.4%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,167,908
	TRUCKING (0.3%)
740,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	727,796
	TOTAL CORPORATE BONDS & NOTES (Cost $19,083,248)	17,782,325

CONVERTIBLE CORPORATE BONDS & NOTES (5.6%)

	BIOTECHNOLOGY (0.5%)
1,500,000	Amgen, Inc. 0.38%, 2/1/13	1,365,000
	COMPUTER & PERIPHERALS (0.8%)
1,000,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	633,750

Value Line Income and Growth Fund, Inc.

March 31, 2009

Principal Amount		Value
$1,200,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	$997,500
1,250,000	SanDisk Corp. 1.00%, 5/15/13	750,000
		2,381,250

	COMPUTER SOFTWARE & SERVICES (0.7%)
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	717,500
1,500,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,303,125
		2,020,625
	DRUG (0.6%)
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	995,312
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	663,750
		1,659,062
	ELECTRICAL EQUIPMENT (0.5%)
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	708,750
1,000,000	WESCO International, Inc. 1.75%, 11/15/26	702,500
		1,411,250
	ELECTRONICS (0.3%)
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	935,850
	MACHINERY (0.3%)
1,000,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	765,000
	MEDICAL SERVICES (0.4%)
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,125,000
	MEDICAL SUPPLIES (0.3%)
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	822,500
	OILFIELD SERVICES/EQUIPMENT (0.4%)
500,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25	234,375
1,000,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	818,750
		1,053,125
	SEMICONDUCTOR (0.6%)
1,000,000	LSI Corp. 4.00%, 5/15/10	951,250
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	738,750
		1,690,000
	TELECOMMUNICATION SERVICES (0.2%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	695,000

Principal Amount		Value
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $17,546,966)	15,923,662
	TOTAL INVESTMENT SECURITIES (93.8%) (Cost $303,659,171)	269,054,614

SHORT-TERM INVESTMENTS (4.9%)

	U.S. TREASURY OBLIGATIONS (4.5%)
$13,000,000	U.S. Treasury Bill, 0.13%, 4/23/09 (3)	$12,999,920
	REPURCHASE AGREEMENTS (5) (0.4%)
1,000,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $1,000,002, (collateralized by $1,020,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $1,026,370)	1,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,999,921)	13,999,920
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		3,681,672
NET ASSETS (6) (100%)		$286,736,206
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($286,736,206 ÷ 47,145,920 shares outstanding)		$6.08

*	Non-income producing.
(1)	Multi-coupon preferred security.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(4)	Security currently in default.
(5)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(6)
For federal income tax purposes, the aggregate cost was $317,659,092, aggregate gross unrealized appreciation was $10,636,855, aggregate gross unrealized depreciation was $45,241,413 and the net unrealized XXpreciation was $34,604,558.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$141,673,324	—
Level 2 - Other Significant Observable Inputs	141,381,210	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$283,054,534	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009